Other variable compensation (Details 8) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	SFr 338	SFr 367	SFr 378	SFr 705	SFr 818
Other variable compensation
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	98			SFr 98
Compensation expense relating to deferred compensation	SFr 33
Other variable compensation | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description				In 2Q18, the Group granted deferred fixed cash compensation of CHF 98 million to certain employees in the Americas. This compensation will be expensed in the Global Markets, Investment Banking & Capital Markets and International Wealth Management divisions over a three-year period from the grant date. Amortization of this compensation totaled CHF 33 million in 2Q18.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation				SFr 683	SFr 804
Bank | Other variable compensation
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 98			98
Compensation expense relating to deferred compensation				SFr 33
Bank | Other variable compensation | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description				In 6M18, the Bank granted fixed deferred cash compensation of CHF 98 million to certain employees in the Americas. This compensation will be expensed in the Global Markets, Investment Banking & Capital Markets and International Wealth Management divisions over a three-year period from the grant date. Amortization of this compensation totaled CHF 33 million in 6M18.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term				3 years